As filed with the Securities and Exchange Commission on April 30, 2012
1933 Act Registration No. 333-35883
1940 Act Registration No. 811-08361

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933 ☑
Post-Effective Amendment No. 30 ☑
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940 ☑
Amendment No. 31 ☑
(Check appropriate box or boxes)
GOLDMAN SACHS VARIABLE INSURANCE TRUST
(Exact Name of Registrant as Specified in Charter)
71 South Wacker Drive
Chicago, Illinois 60606
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: (312) 655-4400

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Stephen H. Bier, Esq.
200 West Street	Dechert LLP
New York, New York 10282	1095 Avenue of the Americas
New York, NY 10036
(Name and address of agent for service)
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement
It is proposed that this filing will become effective (check appropriate box)
☑ immediately upon filing pursuant to paragraph (b)
☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
EXPLANATORY NOTE
This filing relates solely to the following series and classes of the Registrant: Service Shares of the Goldman Sachs Global Markets Navigator Fund.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 30 under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 30 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 30th day of April, 2012.

GOLDMAN SACHS VARIABLE INSURANCE TRUST

By:	/s/ Peter V. Bonanno
Peter V. Bonanno
Secretary
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to said Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date
[1]James A. McNamara James A. McNamara	President (Chief Executive Officer) and Trustee	April 30, 2012

[1]George F. Travers	Principal Financial Officer and Senior Vice President	April 30, 2012
George F. Travers

[1]Ashok N. Bakhru	Chairman and Trustee	April 30, 2012
Ashok N. Bakhru

[1]Donald C. Burke Donald C. Burke	Trustee	April 30, 2012

[1]John P. Coblentz, Jr. John P. Coblentz, Jr.	Trustee	April 30, 2012

[1]Diana M. Daniels Diana M. Daniels	Trustee	April 30, 2012

[1]Joseph P. LoRusso	Trustee	April 30, 2012
Joseph P. LoRusso

[1]Jessica Palmer Jessica Palmer	Trustee	April 30, 2012

[1]Alan A. Shuch	Trustee	April 30, 2012
Alan A. Shuch

[1]Richard P. Strubel	Trustee	April 30, 2012
Richard P. Strubel

By:	/s/ Peter V. Bonanno
Peter V. Bonanno,
Attorney-In-Fact

[1]	Pursuant to powers of attorney previously filed.

CERTIFICATE
The undersigned Secretary for Goldman Sachs Variable Insurance Trust (the “Trust”) hereby certifies that the Board of Trustees of the Trust duly adopted the following resolution at a meeting of the Board held on June 16, 2011.
     RESOLVED, that the Trustees and Officers of the Trust who may be required to execute any amendments to the Trust’s Registration Statement be, and each hereby is, authorized to execute a power of attorney appointing Peter V. Bonanno and James A. McNamara, jointly and severally, their attorneys-in-fact, each with power of substitution, for said Trustees and Officers in any and all capacities to sign the Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940 of the Trust and any and all amendments to such Registration Statement, and to file the same, with exhibits thereto, and other documents in connection therewith, with the SEC, the Trustees and Officers hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or may have caused to be done by virtue hereof.
Dated: April 30, 2012

/s/ Peter V. Bonanno
Peter V. Bonanno, Secretary

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase